Critical accounting judgements and key sources of estimation uncertainty - Application of Judgement in Adjustments to Modelled ECL by Nature (Details) - GBP (£) £ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Allowance account for credit losses of financial assets	£ 4,064	£ 4,000
Judgements due to COVID-19
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Allowance account for credit losses of financial assets	288	773
Judgements due to inflationary risks
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Allowance account for credit losses of financial assets	270	52
Other judgements
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Allowance account for credit losses of financial assets	238	453
UK mortgages
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Allowance account for credit losses of financial assets	837	837
UK mortgages | Judgements due to COVID-19
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Allowance account for credit losses of financial assets	39	67
UK mortgages | Judgements due to inflationary risks
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Allowance account for credit losses of financial assets	0	52
UK mortgages | Other judgements
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Allowance account for credit losses of financial assets	£ 233	426
Probability of possession (in percent)	95.00%
UK mortgages | Judgements due to COVID-19 | Time to repossession
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Increase in credit loss	£ 39	52
UK mortgages | Other judgements | Long-term defaults
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Increase in credit loss	115	87
UK mortgages | Other judgements | End-of-term interest only
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Increase in credit loss	28	174
UK mortgages | Other judgements | Adjustment for specific segments
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Increase in credit loss	50	54
UK mortgages | Other judgements | Adjustment for specific sector, probability of default on forborne accounts
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Increase in credit loss		18
UK mortgages | Other judgements | Adjustment for specific sector, safety and cladding uncertainty
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Increase in credit loss		36
Credit cards
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Allowance account for credit losses of financial assets	629	521
Credit cards | Judgements due to COVID-19
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Allowance account for credit losses of financial assets	18	94
Credit cards | Judgements due to inflationary risks
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Allowance account for credit losses of financial assets	91	0
Credit cards | Other judgements
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Allowance account for credit losses of financial assets	(8)	(9)
Credit cards | Judgements due to COVID-19 | Support measures
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Increase in credit loss	18	94
Credit cards | Judgements due to inflationary risks | Inflation / Cost of living risk
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Increase in credit loss	56	0
Credit cards | Judgements due to inflationary risks | Adjustment to unsecured affordability model
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Increase in credit loss	35	0
Credit cards | Other judgements | Lifetime extension on revolving products
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Increase in credit loss	57	41
Credit cards | Other judgements | Other impacts
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Increase in credit loss	63	37
Other Retail
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Allowance account for credit losses of financial assets	997	908
Other Retail | Judgements due to COVID-19
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Allowance account for credit losses of financial assets	16	57
Other Retail | Judgements due to inflationary risks
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Allowance account for credit losses of financial assets	63	0
Other Retail | Other judgements
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Allowance account for credit losses of financial assets	62	50
Other Retail | Judgements due to COVID-19 | Support measures
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Increase in credit loss	16	40
Other Retail | Judgements due to inflationary risks | Inflation / Cost of living risk
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Increase in credit loss	33	0
Other Retail | Judgements due to inflationary risks | Adjustment to unsecured affordability model
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Increase in credit loss	30	0
Other Retail | Other judgements | Lifetime extension on revolving products
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Increase in credit loss	9	5
Other Retail | Other judgements | Other impacts
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Increase in credit loss	45	26
Commercial Banking
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Allowance account for credit losses of financial assets	1,383	1,316
Commercial Banking | Judgements due to COVID-19
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Allowance account for credit losses of financial assets	15	155
Commercial Banking | Judgements due to inflationary risks
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Allowance account for credit losses of financial assets	116	0
Commercial Banking | Other judgements
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Allowance account for credit losses of financial assets	(49)	(14)
Commercial Banking | Judgements due to COVID-19 | Other economic impacts
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Increase in credit loss	21	88
Commercial Banking | Judgements due to COVID-19 | Key coronavirus-impacted sectors
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Increase in credit loss	0	80
Commercial Banking | Judgements due to inflationary risks | Sectors at risk
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Increase in credit loss	116	0
Commercial Banking | Other judgements | Other impacts
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Increase in credit loss	(49)	(14)
Other
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Allowance account for credit losses of financial assets	218	418
Other | Judgements due to COVID-19
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Allowance account for credit losses of financial assets	200	400
Other | Judgements due to inflationary risks
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Allowance account for credit losses of financial assets	0	0
Other | Other judgements
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Allowance account for credit losses of financial assets	0	0
Other | Judgements due to COVID-19 | Central overlay in respect of economic uncertainty
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Allowance account for credit losses of financial assets	£ 200	£ 400
Allowance account for credit losses of financial assets, re-weighting percentage	5.00%
Other | Judgements due to COVID-19 | Central overlay in respect of economic uncertainty | 1pp increase in unemployment
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Allowance account for credit losses of financial assets, sensitivity adjustment	1.00%
Other | Judgements due to COVID-19 | Central overlay in respect of economic uncertainty | 10pp decrease in HPI
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Allowance account for credit losses of financial assets, sensitivity adjustment	1000.00%